Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 18, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Abbey Capital Futures Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	rbbfund_ProspectusSupplementTextBlock

Abbey Capital Futures Strategy Fund (the “Fund”)

a series of The RBB Fund, Inc.

Class I Shares (Ticker: ABYIX)

Class A Shares (Ticker: ABYAX)

Class C Shares (Ticker: ABYCX)

Class T Shares (Not Currently Available for Sale)

Supplement dated September 18, 2018

to the Fund’s Prospectus dated December 31, 2017, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	This supplement contains information about a reorganization of the Fund’s use of subsidiary companies to achieve its Managed Futures investment strategy. The reorganization described below does not give rise to any change in the Fund’s investment strategy or exposures. Effective on or about October 1, 2018, the Fund may invest up to 25% of its assets in Abbey Capital Master Offshore Fund Limited, a wholly owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). Additionally, the Abbey Capital Offshore Fund Limited (the “ACOF”), the Fund’s current wholly-owned subsidiary, will become a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary.

2.	Effective on or about October 1, 2018, the ACOF will be registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

3.	The Adviser currently allocates the assets of the ACOF to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Effective on or about October 1, 2018, upon conversion of the ACOF to the SPC, the Adviser will continue to allocate the assets of the SPC to one or more Trading Advisers in percentages determined at the discretion of the Adviser. Additionally, the SPC will designate a separate segregated portfolio for its assets allocated to each Trading Adviser.

4.	On August 16, 2018, the Fund formed another wholly-owned subsidiary, Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. Effective on or about October 1, 2018, the Fund may invest a portion of its assets in segregated series of the Onshore Subsidiary. The Adviser may allocate the assets of the Onshore Subsidiary to one or more Trading Advisers in order to gain exposure to financial futures markets and forward foreign currency exchange contracts. Additionally, the Onshore Subsidiary will designate a separate segregated series for its assets allocated to each Trading Adviser.

5.	Effective on or about October 1, 2018, all references in the Prospectus to the ACOF are changed to “Subsidiaries” and shall refer to each of the Cayman Subsidiary, the SPC and the Onshore Subsidiary, except as detailed below.

6.	Effective on or about October 1, 2018, paragraphs two and three in the section entitled “SUMMARY SECTION – Principal Investment Strategies” beginning on page 2 of the Prospectus are replaced with the following:

The Managed Futures strategy will be achieved by the Fund investing in the Abbey Capital Onshore Series LLC, a wholly-owned and controlled Delaware series limited liability company (the “Onshore Subsidiary”) and up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Cayman Subsidiary"). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of Abbey Capital Offshore Fund SPC (the “SPC” and, together with the Onshore Subsidiary and the Cayman Subsidiary, the “Subsidiaries”), a wholly-owned and controlled segregated portfolio company incorporated under the laws of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC and the Onshore Subsidiary to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate the assets of the SPC and the Onshore Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. Each Trading Adviser invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the U.S. Commodity Futures Trading Commission (the "CFTC") as a Commodity Trading Advisor. Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities.

7.	Effective on or about October 1, 2018, paragraphs 10 and 11 in the section entitled “SUMMARY SECTION – Principal Investment Strategies” beginning on page 2 of the Prospectus are replaced with the following:

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Onshore Subsidiary only invests in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for derivative positions. The Fund invests in the SPC in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund and Onshore Subsidiary, the SPC may invest without limitation in commodity-linked derivatives, however, the SPC complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody.

In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, none of the Subsidiaries will seek to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

8.	Effective on or about October 1, 2018, the paragraphs entitled “Subsidiary Risk” and “Tax Risk” in the section entitled “SUMMARY SECTION – Principal Investment Risks” beginning on page 4 of the Prospectus are replaced with the following:

•	Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.
•	Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service (“IRS”) published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund’s investment in the SPC (via the Cayman Subsidiary) is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the investment in the SPC and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the SPC’s commodity-related income for a taxable year will only be treated as qualifying income to the extent the SPC actually distributes such income out of its earnings and profits to the Fund (via the Cayman Subsidiary) for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands law changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

9.	Effective on or about October 1, 2018, the paragraphs entitled “Subsidiary Risk” and “Tax Risk” in the section entitled “FUND INFORMATION – More Information About Risk – Principal Risks” beginning on page 10 of the Prospectus are replaced with the following:

Subsidiary Risk. The Fund will make investments through its direct and indirect wholly-owned Subsidiaries organized under the laws of the Cayman Islands and the State of Delaware. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary's investments. The derivatives and other investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiaries will be achieved.

The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. However, the Fund, directly or indirectly, wholly owns and controls the Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as the direct or indirect sole shareholder of each Subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and in the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands law changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. There is a risk that the IRS could assert that the income derived from the Fund’s investment in the SPC (via the Cayman Subsidiary) or in certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In 2016, the Treasury and the IRS issued proposed regulations that provide that the income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of a fund remaining qualified as a RIC for U.S. federal income tax purposes only to the extent such income is actually distributed by the foreign subsidiary to the RIC each year. In 2006, the IRS had published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. In a number of private letter rulings issued during 2006-2011, the IRS ruled that the income of such a foreign subsidiary would be qualified income each year even if it is not actually distributed to the RIC each year, but in 2011 the IRS suspended the issuance of such rulings. The new proposed regulations, if adopted as proposed, will apply for taxable years of RICs that begin on or after 90 days after the date of publication of the final regulations. If the proposed regulations are adopted as proposed, the SPC will have to distribute its income each year in order for such income to be treated as qualifying income of the Fund. In addition, during 2006-2011, the IRS had also issued private letter rulings to registered investment companies concluding that income derived from their investment in certain commodity-linked structured notes would constitute qualifying income to the Fund. In 2011, the IRS indicated that the granting of these types of private letter rulings was suspended, pending further internal review of the subject. In 2016, the IRS announced that it would not issue any such rulings in the future, and it revoked the previously issued rulings. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. For more information, see “More Information About Taxes”.

10.	Effective on or about October 1, 2018, the paragraphs entitled “Subsidiary Risk” and “Tax Risk” in the section entitled “SHAREHOLDER INFORMATION – More Information About Taxes” beginning on page 35 of the Prospectus are replaced with the following:

Tax Risks of Investment in the SPC (via the Cayman Subsidiary). The investment of up to 25% of a fund’s assets in a foreign subsidiary such as the SPC is a structure that has been used by a number of RICs as a way of indirectly making commodities-related investments that would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code of 1986, as amended (the “Code”) provides that income earned by a controlled foreign corporation (a “CFC”), such as the SPC, will be treated as qualifying income for a RIC provided that CFC distributes those earnings out to the RIC each year. During the period 2006-2011, the IRS issued a number of private letter rulings to other funds in which the IRS ruled that income derived from a fund’s investment in a CFC such as the SPC will generally constitute qualifying income for the fund, even if the CFC itself engages in transactions that would not generate qualifying income if they were engaged in by the fund itself and even if the earnings of the CFC are not distributed to the fund each year. In 2011, however, the IRS suspended the issuance of such private letter rulings pending further review of the subject. In 2016, after completion of that review, the IRS issued proposed regulations that will provide that the income from a foreign subsidiary is qualifying income for RIC purposes only to the extent the income is actually distributed by the foreign subsidiary to the RIC each year – consistent with what is provided in the Internal Revenue Code. Accordingly, the Fund intends to cause the SPC to make such distributions to the Fund (via the Cayman Subsidiary) each year, so that the income of the SPC will be qualifying income for the Fund.

If, however, the IRS were to determine that income derived from the Fund’s investment in the SPC (via the Cayman Subsidiary), or from certain commodity-linked notes, does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. In a Senate subcommittee hearing on the subject of RIC commodities-related investments in 2012, Senator Levin, the subcommittee chairman, expressed the view that a wholly-owned foreign subsidiary such as the SPC, which is used by a RIC to make investments or otherwise to engage in transactions that the RIC could not accomplish directly under the applicable tax rules, should be disregarded as a separate entity for federal income tax purposes. Senator Levin’s view was not endorsed by the IRS Commissioner and the Treasury Acting Assistant Secretary for Tax Policy in their hearing testimony and their post-hearing responses to supplemental questions from Senator Levin. If the IRS were ultimately to adopt such a view, however, and if that position were to be sustained by the courts, the Fund may be unable to meet the 90% qualifying income test and therefore may not qualify as a RIC. In that event, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Taxation of the SPC. There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the SPC will be received free of all Cayman Islands taxes. Each of the Cayman Subsidiary and SPC is registered as an “exempted company” pursuant to the Companies Law (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has applied for, and expects to receive, an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income.

11.	Effective on or about October 1, 2018, the following paragraph is inserted after the paragraph entitled “State and Local Taxes” in the section entitled “SHAREHOLDER INFORMATION – More Information About Taxes” beginning on page 35 of the Prospectus:

Taxation of Futures Contracts. It is anticipated that the Fund’s assets will consist largely, if not entirely, of regulated futures contracts, forward foreign currency exchange contracts and interest-bearing obligations. Regulated futures contracts are subject to special treatment for Federal income tax purposes: gains and losses on regulated futures contracts are generally treated as capital gains, which are 60% long-term and 40% short-term; and those contracts are required to be “marked to market” as of the end of the year, with the result that gains or losses on them are recognized for tax purposes each year even though they continue to be held past the end of the year. For the Fund to avoid entity-level tax each year, it will generally be required to distribute out to shareholders the net income and gain that the Fund recognizes in the year. Accordingly, investors can generally expect to receive taxable distributions each year to the extent that the Fund assets appreciate in the year – i.e., for tax purposes, there will be no significant deferral of gains attributable to an investment in the Fund – and no more than approximately 60% of the taxable amounts each year are likely to be taxable at the lower rates applicable to long-term capital gains. All income attributable to the SPC will be treated as ordinary income by the Fund and will result in ordinary income distributions for Fund shareholders.

Please retain this Supplement for future reference.